Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Registrant Name	TSAKOS ENERGY NAVIGATION LTD
Entity Central Index Key	0001166663
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	56,293,237

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 212,679	$ 175,708
Restricted cash	5,899	5,984
Marketable Securities (Note 3)	2,679	2,534
Accounts receivable, net	19,244	23,421
Insurance claims	4,882	2,448
Due from related companies (Note 2)	1,162	1,641
Advances and other	7,857	7,508
Vessels held for sale	42,162	41,427
Inventories	15,368	19,835
Prepaid insurance and other	3,086	5,372
Current portion of financial instruments-Fair value (Note 7)	581	1,755
Total current assets	315,599	287,633
INVESTMENTS	1,000	1,000
FIXED ASSETS (Note 4)
Advances for vessels under construction	38,591	37,636
Vessels	2,640,669	2,639,878
Accumulated depreciation	(492,827)	(445,518)
Vessels' Net Book Value	2,147,842	2,194,360
Total fixed assets	2,186,433	2,231,996
DEFERRED CHARGES, net (Note 5)	17,623	14,708
Total assets	2,520,655	2,535,337
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	222,092	196,996
Payables	25,287	23,707
Due to related companies (Note 2)	2,018	1,063
Accrued liabilities	13,284	14,168
Accrued bank interest	6,143	7,081
Unearned revenue	3,293	7,469
Current portion of financial instruments - Fair value (Note 7)	21,737	29,228
Total current liabilities	293,854	279,712
LONG-TERM DEBT, net of current portion (Note 6)	1,252,074	1,318,667
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 7)	13,004	17,800
STOCKHOLDERS' EQUITY:
Common stock, $ 1.00 par value; 100,000,000 shares authorized; 56,293,237 issued and outstanding at June 30, 2012 and 46,208,737 at December 31, 2011.	56,293	46,209
Additional paid-in capital	404,309	351,566
Accumulated other comprehensive loss	(25,517)	(35,030)
Retained earnings	524,448	554,314
Total Tsakos Energy Navigation Limited stockholders' equity	959,533	917,059
Noncontrolling Interest	2,190	2,099
Total stockholders' equity	961,723	919,158
Total liabilities and stockholders' equity	$ 2,520,655	$ 2,535,337

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Common Stock par value	$ 1	$ 1
Common Stock, number of shares authorized	100,000,000	100,000,000
Common stock, number of shares issued	56,293,237	46,208,737
Common stock, number of shares outstanding	56,293,237	46,208,737

Consolidated Statements Of Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements Of Income
VOYAGE REVENUES:	$ 99,046	$ 101,309	$ 201,276	$ 200,505
EXPENSES:
Commissions	1,503	3,718	5,172	7,073
Voyage expenses	25,576	33,707	57,888	57,240
Vessel operating expenses	32,110	33,139	67,650	64,735
Depreciation	23,685	24,851	47,369	49,086
Amortization of deferred dry-docking costs	1,211	1,194	2,268	2,302
Management fees (Note 2(a))	3,967	3,933	7,959	7,818
General and administrative expenses	952	1,054	1,784	2,193
Stock compensation expense	14	329	168	701
Foreign currency (gains)/losses	(69)	240	(119)	637
Net (gain)/loss on sale of vessels	0	801	0	(5,001)
Total expenses	88,949	102,966	190,139	186,784
Operating income/(loss)	10,097	(1,657)	11,137	13,721
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(16,111)	(16,945)	(26,409)	(23,370)
Interest income	395	598	878	1,188
Other, net	(38)	(10)	(19)	(131)
Total other expenses, net	(15,754)	(16,357)	(25,550)	(22,313)
Net loss	(5,657)	(18,014)	(14,413)	(8,592)
Less: Net income attributable to the noncontrolling interest	(42)	(113)	(91)	(250)
Net loss attributable to Tsakos Energy Navigation Limited	$ (5,699)	$ (18,127)	$ (14,504)	$ (8,842)
Loss per share, basic attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.1)	$ (0.39)	$ (0.29)	$ (0.19)
Loss per share, diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.1)	$ (0.39)	$ (0.29)	$ (0.19)
Weighted average number of shares, basic	54,341,534	46,082,284	50,275,135	46,081,888
Weighted average number of shares, diluted	54,341,534	46,082,284	50,275,135	46,081,888

Statement Of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Statement Of Consolidated Comprehensive Income
Net loss	$ (5,657)	$ (18,014)	$ (14,413)	$ (8,592)
Unrealized gains/(losses) from hedging financial instruments (Abstract)
Unrealized gain on interest rate swaps	4,861	4,544	8,634	8,470
Amortization of deferred loss on dedesignated financial instruments	367	873	734	1,278
Total unrealized gains from hedging financial instruments	5,228	5,417	9,368	9,748
Unrealized gain on marketable securities	61	44	145	44
Other Comprehensive income	5,288	5,417	9,513	9,792
Comprehensive (loss)/income	(369)	(12,597)	(4,900)	1,200
Less: comprehensive income attributable to the noncontrolling interest	(42)	(113)	(91)	(250)
Comprehensive (loss)/income attributable to Tsakos Energy Navigation Limited	$ (411)	$ (12,710)	$ (4,991)	$ 950

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest
BALANCE, at Dec. 31, 2010	$ 1,019,930	$ 46,081	$ 350,946	$ 671,480	$ (52,329)	$ 1,016,178	$ 3,752
Net loss	(8,592)			(8,842)		(8,842)	250
Expenses of 2010 common stock-offering	(73)		(73)			(73)
Issuance of shares of restricted share units (72,500 and 84,500 shares in 2011 and 2012 respectively)	0	73	(73)			0
Cash dividends paid ($0.30 per share in 2011 and 2012)	(13,823)			(13,823)		(13,823)
Distribution from Subsidiary to non controlling interest	(2,199)					0	(2,199)
Other comprehensive income	9,792				9,792	9,792
Amortization of restricted share units	701		701			701
BALANCE, at Jun. 30, 2011	1,005,736	46,154	351,501	648,815	(42,537)	1,003,933	1,803
BALANCE, at Dec. 31, 2011	919,158	46,209	351,566	554,314	(35,030)	917,059	2,099
Net loss	(14,413)			(14,504)		(14,504)	91
Issuance of 10,000 shares	62,659	10,000	52,659			62,659
Issuance of shares of restricted share units (72,500 and 84,500 shares in 2011 and 2012 respectively)	0	84	(84)			0
Cash dividends paid ($0.30 per share in 2011 and 2012)	(15,362)			(15,362)		(15,362)
Other comprehensive income	9,513				9,513	9,513
Amortization of restricted share units	168		168			168
BALANCE, at Jun. 30, 2012	$ 961,723	$ 56,293	$ 404,309	$ 524,448	$ (25,517)	$ 959,533	$ 2,190

Consolidated Statements Of Stockholders' Equity (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements Of Stockholders' Equity
Issuance of common shares	10,000,000
Restricted shares, number of shares issued	84,500	72,500
Cash dividends paid, per share	$ 0.3	$ 0.3

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net loss	$ (14,413)	$ (8,592)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	47,369	49,086
Amortization of deferred dry-docking costs	2,268	2,302
Amortization of loan fees	455	482
Stock compensation expense	168	701
Change in fair value of derivative instruments	(1,805)	(2,336)
Gain on sale of vessels	0	(5,001)
Payments for dry-docking	(4,572)	(3,243)
Increase/ Decrease in:
Receivables	1,873	(333)
Inventories	4,467	(4,867)
Prepaid insurance and other	2,286	394
Payables	2,535	4,341
Accrued liabilities	(1,822)	6,759
Unearned revenue	(4,176)	(4,074)
Net Cash provided by Operating Activities	34,633	35,619
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(955)	(41,713)
Vessel acquisitions and/or improvements	(1,527)	(30,362)
Purchase of marketable securities	0	(2,500)
Proceeds from the sale of vessels	0	42,489
Net Cash used in Investing Activities	(2,482)	(32,086)
Cash Flows from Financing Activities:
Proceeds from long-term debt	28,358	48,000
Financing costs	(1,064)	(486)
Payments of long-term debt	(69,856)	(83,345)
Decrease/(Increase) in restricted cash	85	(845)
Proceeds from stock issuance program, net	62,659	0
Cash dividend	(15,362)	(13,823)
Distribution from subsidiary to noncontrolling interest owners	0	(2,199)
Net Cash provided by /(used in) Financing Activities	4,820	(52,698)
Net increase/(decrease) in cash and cash equivalents	36,971	(49,165)
Cash and cash equivalents at beginning of period	175,708	276,637
Cash and cash equivalents at end of period	$ 212,679	$ 227,472

Basis Of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation (Abstract)
Basis of Presentation

1.Basis of Presentation

The accompanying unaudited consolidated financial statements of Tsakos Energy Navigation Limited (the “Holding Company”) and subsidiaries (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 6-K and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

The consolidated balance sheet as of December 31, 2011 has been derived from the audited financial statements at that date, but does not include all of the footnotes required by generally accepted accounting principles for complete financial statements.

A discussion of the Company’s significant accounting policies can be found in the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2011. There have been no material changes to these policies in the six month period ended June 30, 2012.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Tsakos Shipping and Trading S.A. (commissions)	1,231	1,370	2,479	3,023
Tsakos Energy Management Limited (management fees)	3,892	3,858	7,809	7,668
Tsakos Columbia Shipmanagement S.A.	328	301	651	597
Argosy Insurance Company Limited	2,336	2,533	4,744	4,987
AirMania Travel S.A.	877	601	1,728	859

Total expenses with related parties	8,664	8,663	17,411	17,134

Balances due from and due to related parties are as follows:

	June 30, 2012	December 31, 2011
Due from related parties
Tsakos Energy Management Limited	99	—
Tsakos Shipping and Trading S.A.	81	—
Tsakos Columbia Shipmanagement S.A.	982	1,641

Total due from related parties	1,162	1,641

Due to related parties
Tsakos Energy Management Limited	—	52
Tsakos Shipping and Trading S.A.	—	89
Argosy Insurance Company Limited	1,812	607
AirMania Travel S.A.	206	315

Total due to related parties	2,018	1,063

There is also, at June 30, 2012, an amount of $689 ($691 at December 31, 2011) due to Tsakos Shipping and Trading S.A. and $312 ($243 at December 31, 2011) due to Argosy Insurance Limited, included in accrued liabilities which relates to services rendered by these related parties not yet invoiced.

(a)Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting 12 month Euribor, if both parties agree. From July 1, 2010, the monthly management fees for operating vessels increased to $27.0 per owned vessel except for the LNG carrier which bears a monthly fee of $32.0, of which $7.0 is paid to the Management Company and $25.0 to a third party manager. The monthly management fees for chartered-in vessels or for owned vessels chartered out on a bare-boat basis increased to $20.0. Those fees applied until December 31, 2011. From January 1, 2012, monthly fees for operating vessels are $27.5, for vessels chartered in or chartered out or on a bare-boat basis are $20.4 and from April 1, 2012 for the LNG carrier $35.0, of which $10.0 is paid to the Management Company and $25.0 to a third party manager.

The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing Board of Directors, the Management Company would have the right to terminate the Management Agreement on ten days notice, and the Holding Company would be obligated as at June 30, 2012 to pay the Management Company an amount of approximately $140,747 calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels as at June 30, 2012 scheduled for future delivery are:

Year	Amount
July to December 2012	8,140
2013	15,768
2014	15,875
2015	15,781
2016	15,750
2017 to 2022	86,625

157,939

Management fees for vessels are included in the accompanying Consolidated Statements of Income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4 from January 1, 2012 and $20.0 per vessel in 2011. These fees in total amounted to $245, and $327 during the six months ended June 30, 2012 and 2011, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German Group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. The Company also pays to TCM certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

(c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company, and are also shareholders of the Holding Company.

(c)Tsakos Shipping and Trading S.A. (continued): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit, research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Commissions in the accompanying Consolidated Statements of Income. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge a brokerage commission. In 2011, this commission was approximately 1% of the sale price of a vessel. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In the first six months of 2012, no such fee was charged whereas in 2011, $2,800 has been charged for fourteen vessels delivered between 2007 and September 2011. This amount was added to the cost of the vessels concerned and is being amortised over the remaining life of the vessels.

Commissions due to Tsakos Shipping by the Company have been netted-off against amounts due from Tsakos Shipping for advances made, and the net amount is included in Due from related parties.

(d)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.

Marketable Securities	6 Months Ended
Jun. 30, 2012
Marketable securities (Abstract)
Marketable securities

3.Marketable Securities

In March 2011, the Company placed $2,500 in highly liquid, low risk marketable securities which are considered to be available-for-sale for reporting purposes. The fair value of these marketable securities as of June 30, 2012 was $2,679, and the change in fair value during the six months ended June 30, 2012, amounting to $145 (positive) is included in Accumulated other comprehensive loss.

Vessels	6 Months Ended
Jun. 30, 2012
Vessels (Abstract)
Vessels

4.Vessels

Acquisitions

There were no vessel acquisitions in the first six months of 2012. In the first six months of 2011, the Company acquired the newbuilding Spyros K at a total cost of $73,956.

Sales

There were no vessel sales in the first six months of 2012. In the first six months of 2011, the Company sold the aframax tankers Opal Queen for $34,000, realizing a gain of $5,802, and Vergina II for $10,925, realizing a loss of $801, which is separately reflected in the accompanying Consolidated Statements of Income.

Held for Sale and impairment

In the latter part of 2011, events occurred and circumstances changed, which in the ensuing period indicated that the carrying amounts of the VLCC tankers La Madrina and La Prudencia, built in 1994 and 1993 respectively, were not fully recoverable. More specifically, market conditions led to a significant drop in VLCC tanker hire rates and the preference for younger vessels. The Company determined that these vessels met the criteria to be classified as held for sale at December 31, 2011. Therefore, the Company remeasured the vessels at fair value less costs to sell and recognized a total impairment charge of $39,434. Consequently, the total carrying values at December 31, 2011 of $30,987 for La Madrina and $49,875 for La Prudencia were written down to $20,714 each, which is a level 3 measurement of fair market value of the vessel as determined by management taking into consideration valuations from independent marine valuers and making use of current available market data relating to the vessel and similar vessels (Note 12(c)). The vessels are still classified as held for sale at June 30, 2012. There were no vessels held for sale at June 30, 2011.

Deferred Charges	6 Months Ended
Jun. 30, 2012
Deferred Charges (Abstract)
Deferred Charges

5.Deferred Charges

Deferred charges consisted of dry-docking and special survey costs, net of accumulated amortization, amounted to $12,978 and $10,672, at June 30, 2012 and December 31, 2011, respectively, and loan fees, net of accumulated amortization, amounted to $4,645 and $4,036 at June 30, 2012 and December 31, 2011, respectively. Amortization of deferred dry-docking costs is separately reflected in the accompanying Consolidated Statements of Income, while amortization of loan fees is included in Interest and finance costs, net.

Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long Term Debt By Current And Non Current (Abstract)
Long-Term Debt

6.Long –Term Debt

Facility	June 30, 2012	December 31, 2011
(a) Credit Facilities	1,007,072	1,030,798
(b) Term Bank Loans	467,094	484,865

Total	1,474,166	1,515,663
Less – current portion	(222,092)	(196,996)

Long-term portion	1,252,074	1,318,667

(a)Credit facilities

As at June 30, 2012, the Company had seven open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two open facilities which have both a reducing revolving credit component and a term bank loan component. In January 2012, the Company drew down the unused amount at December 31, 2011 of $28,358.

Interest is payable at a rate based on LIBOR plus a spread. At June 30, 2012, the interest rates on these facilities ranged from 1.24% to 5.19%.

(b)Term bank loans

Term loan balances outstanding at June 30, 2012 amounted to $467,094. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments due at maturity between October 2016 and April 2022. Interest rates on the outstanding loans as at June 30, 2012, are based on LIBOR plus a spread.

On January 31, 2012, the Company agreed to the terms of an 8 year term loan for an amount of $73,600 relating to the financing of the first DP2 suezmax shuttle tanker, expected to be delivered in the first quarter of 2013.

On May 31, 2012, the Company agreed to the terms of an 8 year term loan for an amount of $73,600 relating to the financing of the second DP2 suezmax shuttle tanker, expected to be delivered in the second quarter of 2013.

At June 30, 2012, interest rates on these term bank loans ranged from 1.23% to 3.24%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2012	1.97%
Three months ended June 30, 2011	1.65%
Six months ended June 30, 2012	1.95%
Six months ended June 30, 2011	1.64%

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, a minimum hull value in connection with the vessels’ outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances. As at June 30, 2012 and December 31, 2011, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements under which a total of $844,937 at June 30, 2012 and $621,021 at December 31, 2011 were outstanding at those dates.

These agreements include two loans which relate to the vessels La Madrina and La Prudencia which are accounted for as held for sale both at June 30, 2012 and December 31, 2011 and which management expects to sell within 2012. On sale of these vessels it is expected that, in accordance with the terms of the respective loans, prepayments will be calculated on a basis that takes into account the value-to-loan ratios of the remaining vessels covered by the loans. These prepayments, based on existing values, are expected to amount to $61,241 at June 30, 2012 and $56,855 at December 31, 2011. These agreements also include further loans in non-compliance with minimum value-to-loan ratios in relation to which the Company may be required to prepay indebtedness in the form of cash or provide additional security in the total of $37,390 at June 30, 2012 and $8,555 at December 31, 2011. Accordingly, in addition to the required scheduled payments, the amounts of $98,631 at June 30, 2012 and $65,410 at December 31, 2011 have been classified as current liabilities.

As of December 31, 2011, a subsidiary, in which the Company has 51% interest, was not in compliance with the leverage ratio required by its loan, under which the amount of $48,125 was outstanding as of that date. In this respect on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waives the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 31, 2012. The Company made on April 20, 2012 a prepayment of $8,125 on the loan (classified in current liabilities at December 31, 2011) against the balloon installment due in 2016 and pays increased interest rate margins during the waiver period and remaining term of the loan.

The annual principal payments required to be made after June 30, 2012, including balloon payments totaling $715,484 due through April 2022, are as follows:

Period/Year	Amount
July to December 2012	61,731
2013	234,828
2014	109,174
2015	204,198
2016	211,432
2017 and thereafter	652,803

1,474,166

Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2012
Interest and Finance Costs, net (Abstract)
Interest and Finance Costs, net

7.Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Interest expense	13,389	14,786	25,176	25,458
Less: Interest capitalized	(301)	(927)	(604)	(1,825)

Interest expense, net	13,088	13,859	24,572	23,633
Interest swap cash settlements non-hedging	1,262	981	4,226	4,372
Bunkers swap cash settlements	(589)	(1,665)	(1,405)	(2,914)
Amortization of loan fees	223	246	455	482
Bank charges	82	106	111	132
Amortization of deferred loss on de-designated financial instruments	367	873	734	1,278
Change in fair value of non-hedging financial instruments	1,678	2,545	(2,284)	(3,613)

Net total	16,111	16,945	26,409	23,370

At June 30, 2012, the Company was committed to thirteen floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $729,813 on which it pays fixed rates averaging 4.67% and receives floating rates based on the six-month London interbank offered rate (“LIBOR”) (Note 12).

At June 30, 2012, the Company held ten of the thirteen interest rate swap agreements in order to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts aggregating to $522,706. The fair value of such financial instruments as of June 30, 2012 and December 31, 2011 in aggregate amounted to $20,008 (negative) and $28,835 (negative), respectively. The estimated net amount of cash flow hedge losses at June 30, 2012 that is estimated to be reclassified into earnings within the next twelve months is $15,295.

At June 30, 2012 and 2011, the Company held three interest rate swaps that did not meet hedge accounting criteria. As such, the changes in their fair values during the first half of 2012 and 2011 have been included in change in fair value of non-hedging financial instruments in the table above, and amounted to $3,458 (positive) and $2,477 (positive), respectively. During 2010, one of these swaps was de-designated as a hedging swap and the remaining loss included in Accumulated other comprehensive loss, and for which the associated future cash flows are deemed probable of occurring ($2,471 at June 30, 2012), is being amortized to income over the term of the original hedge provided that the variable-rate interest obligations continue. The amount of such loss amortized during both quarters ended June 30, 2012 and 2011 was $367 per quarter and for the next year up to June 30, 2013, amortization is expected to be $1,471.

At June 30, 2012 and December 31, 2011, the Company had three bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The fair value of these financial instruments as of June 30, 2012 and December 31, 2011 was $581 (positive) and $1,755 (positive), respectively.

The changes in their fair values during the first half of 2012 and 2011 amounting to $1,174 (negative) and $1,139 (positive) respectively have been included in Change in fair value of non-hedging financial instruments in the table above, as such agreements do not meet the hedging criteria.

Stockholders' Equity	6 Months Ended
Jun. 30, 2012
Stockholders' Equity (Abstract)
Stockholders' Equity

8.Stockholders’ Equity

On April 18, 2012, the Company completed an offering of 10 million common shares at a price of $6.50 per share. The net proceeds from the sale of these common shares in this offering, after deducting underwriting discounts and estimated expenses relating to the offering was $62,659.

During the six-month period ended June 30, 2012, the Company declared dividends of $15,362 in aggregate of which $6,931 were paid on February 14, 2012 and $8,431 were paid on May 21, 2012.

Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2012
Accumulated other comprehensive loss (Abstract)
Accumulated other comprehensive loss

9.Accumulated other comprehensive loss

In the first half of 2012, Accumulated other comprehensive loss decreased with unrealized gains of $9,513 of which $8,634 (gain) resulted from changes in fair value of financial instruments, and $734 related to losses which were amortized to income on the de-designation of one interest rate swap. Also in the above gains are included $145 which resulted from changes in the fair value of marketable securities. In the first half of 2011, Accumulated other comprehensive loss increased with unrealized losses of $9,792 of which $8,470 (gain) resulted from changes in the fair value of financial instruments, $506 of losses were reclassified to income on sale of vessels and $772 related to losses which were amortized to income on the de-designation of one interest rate swap. Also in the above gains are included $44 which resulted from changes in the fair value of marketable securities.

Earnings per Common Share	6 Months Ended
Jun. 30, 2012
Earnings per Common Share (Abstract)
Earnings per Common Share

10.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the foregoing and the exercise of all RSUs using the treasury stock method.

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Net (loss)/income available to common stockholders	$(5,699)	$(18,127)	$(14,504)	$(8,842)

Weighted average common shares outstanding	54,341,534	46,082,284	50,275,135	46,081,888
Dilutive effect of RSUs	—	—	—	—

Weighted average common shares – diluted	54,341,534	46,082,284	50,275,135	46,081,888

Basic (loss)/earnings per common share	$(0.10)	$(0.39)	$(0.29)	$(0.19)

Diluted (loss)/earnings per common share	$(0.10)	$(0.39)	$(0.29)	$(0.19)

For the three and six months ended June 30, 2012 and 2011 the RSUs are considered anti-dilutive due to the loss from continuing operations which have resulted in their exclusion from the computation of diluted earnings per common share.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Abstract)
Commitments and Contingencies

11.Commitments and Contingencies

As at June 30, 2012, the Company had under construction two DP2 suezmax shuttle tankers and one LNG carrier. The total contracted amount remaining to be paid for the three vessels under construction, plus the extra costs agreed as at June 30, 2012 was $358,312. Scheduled remaining payments as of June 30, 2012 were $76,160 from July to December 2012, $114,472 in 2013, $52,400 in 2014 and $115,280 in 2015.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2012, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
July to December 2012	97,424
2013	151,826
2014	88,007
2015	55,301
2016 to 2023	131,832

Net minimum charter payments	524,390

These amounts do not assume any off-hire.

On December 9, 2010, the Company signed two charter-party agreements with the same charterer, each for the charter of a DP 2 suezmax shuttle tanker for a period of fifteen years to commence on delivery of the vessels, expected in the first and second quarter of 2013 respectively. The revenue to be generated by these two vessels not delivered as at June 30, 2012 has not been included in the above table.

Financial Instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments (Abstract)
Financial Instruments

12.Financial Instruments

(a)Interest rate risk: The Company’s interest rates and loan repayment terms are described in Notes 6 and 7.

(b)Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, marketable securities, investments, and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, and its marketable securities primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial

(b)Concentration of credit risk (continued): condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $66,703 as compared to its carrying amount of $69,076 (Note 6). The fair value of the long term investment equates to the amount that would be received by the Company in the event of sale of that investment. The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, and bunker swap agreements discussed in Note 7 above and marketable securities discussed in Note 3 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined. The fair value of the investment is determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and is determined by the Company’s own data.

The fair value of the impaired vessels discussed in Note 4 are determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

The estimated fair values of the Company’s financial instruments, other than derivatives at June 30, 2012 and December 31, 2011, are as follows:

	Carrying Amount June 30, 2012	Fair Value June 30, 2012	Carrying Amount December 31, 2011	Fair Value December 31, 2011
Financial assets/(liabilities)
Cash and cash equivalents	212,679	212,679	175,708	175,708
Restricted cash	5,899	5,899	5,984	5,984
Marketable securities	2,679	2,679	2,534	2,534
Investments	1,000	1,000	1,000	1,000
Debt	(1,474,166)	(1,471,793)	(1,515,663)	(1,512,651)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction.

(c)Fair value (continued): The tables also present information with respect to gains and losses on derivative positions reflected in the statement of operations or in the balance sheet, as a component of Accumulated other comprehensive loss.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	13,826	20,421
	FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion	—	—	6,182	8,414

Subtotal		—	—	20,008	28,835

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	7,911	8,807
	FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion	—	—	6,822	9,386
Bunker swaps	Current portion of financial instruments-Fair value	581	1,755	—	—

Subtotal		581	1,755	14,733	18,193

Total derivatives		581	1,755	34,741	47,028

The Effect of Derivative Instruments on the Statement of Financial Performance for the three and six month periods ended June 30, 2012, and 2011

Derivatives in Cash Flow Hedging Relationships

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2012	2011	2012	2011
Interest rate swaps	(1,015)	(3,879)	(1,828)	(6,326)

Total	(1,015)	(3,879)	(1,828)	(6,326)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2012	2011	2012	2011
Interest rate swaps	Depreciation expense	(31)	(29)	(60)	(58)
Interest rate swaps	Interest and finance costs, net	(6,212)	(8,883)	(11,136)	(13,227)

Total		(6,243)	(8,912)	(11,196)	(13,285)

Derivatives Not Designated as Hedging Instruments

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,			Amount Six months ended June 30,
		2012	2011	2012	2011
Interest rate swaps	Interest and finance costs, net	(1,085)	(2,039)	(768)	(1,897)
Bunker swaps	Interest and finance costs, net	(1,267)	177	231	4,052

Total		(2,352)	(1,862)	(537)	2,155

The following table summarizes the fair values for assets and liabilities measured on a recurring basis as of June 30, 2012:

Recurring measurements	June 30, 2012	Quoted Prices in Active Markets for Identical Assets/(Liabilities) (Level 1)	Significant Other Observable Inputs Assets/(Liabilities) (Level 2)	Unobservable Inputs Assets/(Liabilities) (Level 3)
Interest rate swaps	(34,741)	—	(34,741)	—
Marketable Securities	2,679	—	2,679	—
Bunker swaps	581	—	581	—

	(31,481)	—	(31,481)	—

Recurring measurements:	December 31, 2011	Quoted Prices in Active Markets for Identical Assets/(Liabilities) (Level 1)	Significant Other Observable Inputs Assets/(Liabilities) (Level 2)	Unobservable Inputs Assets/(Liabilities) (Level 3)
Interest rate swaps	(47,028)	—	(47,028)	—
Marketable Securities	2,534		2,534
Bunker swaps	1,755	—	1,755	—

	(42,739)	—	(42,739)	—

The following tables present the fair values of items measured at fair value on a nonrecurring basis for the period ended June 30, 2012 and year ended December 31, 2011:

Nonrecurring basis	June 30, 2012	Unobservable Inputs (Level 3)
Vessels held for sale (Note 4)	$44,409	$44,409

	$44,409	$44,409

Nonrecurring basis	December 31, 2011	Unobservable Inputs (Level 3)
Vessels held for sale (Note 4)	$43,674	$43,674

	$43,674	$43,674

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events (Abstract)
Subsequent Events

13.Subsequent Events

(a)On July 2, 2012 the Company drew down $13,800 on an 8 year loan agreed in January, 2012, relating to the financing of the first DP2 suezmax shuttle tanker, expected to be delivered in the first quarter of 2013.

(b)On August 3, 2012, the Company declared a quarterly dividend of $0.15 per share payable on September 14, 2012 to shareholders of record as of September 7, 2012.

(c)On August 16, 2012, the Company drew down $13,800 on an 8 year loan, agreed in May 2012 relating to the financing of the second DP2 suezmax shuttle tanker, expected to be delivered in the second quarter of 2013.

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Related Party Transactions Disclosure [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Tsakos Shipping and Trading S.A. (commissions)	1,231	1,370	2,479	3,023
Tsakos Energy Management Limited (management fees)	3,892	3,858	7,809	7,668
Tsakos Columbia Shipmanagement S.A.	328	301	651	597
Argosy Insurance Company Limited	2,336	2,533	4,744	4,987
AirMania Travel S.A.	877	601	1,728	859

Total expenses with related parties	8,664	8,663	17,411	17,134

Related Party Transactions Balances [Table Text Block]

	June 30, 2012	December 31, 2011
Due from related parties
Tsakos Energy Management Limited	99	—
Tsakos Shipping and Trading S.A.	81	—
Tsakos Columbia Shipmanagement S.A.	982	1,641

Total due from related parties	1,162	1,641

Due to related parties
Tsakos Energy Management Limited	—	52
Tsakos Shipping and Trading S.A.	—	89
Argosy Insurance Company Limited	1,812	607
AirMania Travel S.A.	206	315

Total due to related parties	2,018	1,063

Related Party Future Management Fees [Table Text Block]

Year	Amount
July to December 2012	8,140
2013	15,768
2014	15,875
2015	15,781
2016	15,750
2017 to 2022	86,625

157,939

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long Term Debt By Current And Non Current (Abstract)
Debt Disclosure [Table Text Block]

Facility	June 30, 2012	December 31, 2011
(a) Credit Facilities	1,007,072	1,030,798
(b) Term Bank Loans	467,094	484,865

Total	1,474,166	1,515,663
Less – current portion	(222,092)	(196,996)

Long-term portion	1,252,074	1,318,667

Schedule Of Weighted-Average Interest Rate [Table Text Block]

Three months ended June 30, 2012	1.97%
Three months ended June 30, 2011	1.65%
Six months ended June 30, 2012	1.95%
Six months ended June 30, 2011	1.64%

Debt Principal Payments [Table Text Block]

Period/Year	Amount
July to December 2012	61,731
2013	234,828
2014	109,174
2015	204,198
2016	211,432
2017 and thereafter	652,803

1,474,166

Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2012
Interest and Finance Costs, net (Abstract)
Interest And Finance Costs [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Interest expense	13,389	14,786	25,176	25,458
Less: Interest capitalized	(301)	(927)	(604)	(1,825)

Interest expense, net	13,088	13,859	24,572	23,633
Interest swap cash settlements non-hedging	1,262	981	4,226	4,372
Bunkers swap cash settlements	(589)	(1,665)	(1,405)	(2,914)
Amortization of loan fees	223	246	455	482
Bank charges	82	106	111	132
Amortization of deferred loss on de-designated financial instruments	367	873	734	1,278
Change in fair value of non-hedging financial instruments	1,678	2,545	(2,284)	(3,613)

Net total	16,111	16,945	26,409	23,370

Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings per Common Share (Abstract)
Earnings per Common Share [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Net (loss)/income available to common stockholders	$(5,699)	$(18,127)	$(14,504)	$(8,842)

Weighted average common shares outstanding	54,341,534	46,082,284	50,275,135	46,081,888
Dilutive effect of RSUs	—	—	—	—

Weighted average common shares – diluted	54,341,534	46,082,284	50,275,135	46,081,888

Basic (loss)/earnings per common share	$(0.10)	$(0.39)	$(0.29)	$(0.19)

Diluted (loss)/earnings per common share	$(0.10)	$(0.39)	$(0.29)	$(0.19)

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Charters-out (Abstract)
Minimum Future Charter Revenues [Table Text Block]

Year	Amount
July to December 2012	97,424
2013	151,826
2014	88,007
2015	55,301
2016 to 2023	131,832

Net minimum charter payments	524,390

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments (Abstract)
Schedule Of Carrying Values And Estimated Fair Values Of Financial Instruments [Table Text Block]

	Carrying Amount June 30, 2012	Fair Value June 30, 2012	Carrying Amount December 31, 2011	Fair Value December 31, 2011
Financial assets/(liabilities)
Cash and cash equivalents	212,679	212,679	175,708	175,708
Restricted cash	5,899	5,899	5,984	5,984
Marketable securities	2,679	2,679	2,534	2,534
Investments	1,000	1,000	1,000	1,000
Debt	(1,474,166)	(1,471,793)	(1,515,663)	(1,512,651)

Schedule Of Derivate Instruments Statements Of Financial Position Location [Table Text Block]

		Asset Derivatives		Liability Derivatives
		June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	13,826	20,421
	FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion	—	—	6,182	8,414

Subtotal		—	—	20,008	28,835

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	7,911	8,807
	FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion	—	—	6,822	9,386
Bunker swaps	Current portion of financial instruments-Fair value	581	1,755	—	—

Subtotal		581	1,755	14,733	18,193

Total derivatives		581	1,755	34,741	47,028

Schedule Of Cash Flow Hedges Recognized In Accumulated Other Comprehensive Income [Table Text Block]

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2012	2011	2012	2011
Interest rate swaps	(1,015)	(3,879)	(1,828)	(6,326)

Total	(1,015)	(3,879)	(1,828)	(6,326)

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income Loss [Table Text Block]

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2012	2011	2012	2011
Interest rate swaps	Depreciation expense	(31)	(29)	(60)	(58)
Interest rate swaps	Interest and finance costs, net	(6,212)	(8,883)	(11,136)	(13,227)

Total		(6,243)	(8,912)	(11,196)	(13,285)

Schedule Of Derivatives Not Designated As Hedging Instruments Gain Loss In Statement Of Financial Performance [Text Block]

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,			Amount Six months ended June 30,
		2012	2011	2012	2011
Interest rate swaps	Interest and finance costs, net	(1,085)	(2,039)	(768)	(1,897)
Bunker swaps	Interest and finance costs, net	(1,267)	177	231	4,052

Total		(2,352)	(1,862)	(537)	2,155

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis [Table Text Block]

Recurring measurements	June 30, 2012	Quoted Prices in Active Markets for Identical Assets/(Liabilities) (Level 1)	Significant Other Observable Inputs Assets/(Liabilities) (Level 2)	Unobservable Inputs Assets/(Liabilities) (Level 3)
Interest rate swaps	(34,741)	—	(34,741)	—
Marketable Securities	2,679	—	2,679	—
Bunker swaps	581	—	581	—

	(31,481)	—	(31,481)	—

Recurring measurements:	December 31, 2011	Quoted Prices in Active Markets for Identical Assets/(Liabilities) (Level 1)	Significant Other Observable Inputs Assets/(Liabilities) (Level 2)	Unobservable Inputs Assets/(Liabilities) (Level 3)
Interest rate swaps	(47,028)	—	(47,028)	—
Marketable Securities	2,534		2,534
Bunker swaps	1,755	—	1,755	—

	(42,739)	—	(42,739)	—

Fair Value Assets Measured On Non Recurring Basis Text Block

Nonrecurring basis	June 30, 2012	Unobservable Inputs (Level 3)
Vessels held for sale (Note 4)	$44,409	$44,409

	$44,409	$44,409

Nonrecurring basis	December 31, 2011	Unobservable Inputs (Level 3)
Vessels held for sale (Note 4)	$43,674	$43,674

	$43,674	$43,674

Transactions with Related Parties - Statement Of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	$ 1,503	$ 3,718	$ 5,172	$ 7,073
Tsakos Energy Management Limited (management fees)	3,967	3,933	7,959	7,818
Total expenses with related parties	8,664	8,663	17,411	17,134
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	1,231	1,370	2,479	3,023
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	3,892	3,858	7,809	7,668
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	328	301	651	597
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	2,336	2,533	4,744	4,987
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 877	$ 601	$ 1,728	$ 859

Transactions With Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from related parties	$ 1,162	$ 1,641
Due to related parties	2,018	1,063
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	99	0
Due to related parties	0	52
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties	81	0
Due to related parties	0	89
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties	982	1,641
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	1,812	607
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 206	$ 315

Transactions With Related Parties - Management Fees (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Related Party Transaction [Line Items]
July to December 2012	$ 8,140
2013	15,768
2014	15,875
2015	15,781
2016	15,750
2017 to 2022	86,625
Total	$ 157,939

Transactions With Related Parties - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Accrued liabilities	$ 689	$ 691
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Accrued liabilities	$ 312	$ 243

Transactions With Related Parties - Tsakos Energy Management Limited (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Tsakos Energy Management Limited [Member]	Jun. 30, 2012 Tsakos Energy Management Limited [Member]	Jun. 30, 2011 Tsakos Energy Management Limited [Member]	Dec. 31, 2011 Tsakos Energy Management Limited [Member]	Mar. 31, 2012 Charter in/out [Member]	Jun. 30, 2012 LNG Carriers [Member]	Mar. 31, 2012 LNG Carriers [Member]	Mar. 31, 2012 Bareboat [Member]	Dec. 31, 2011 Bareboat [Member]	Jun. 30, 2012 Third Party Manager [Member]	Dec. 31, 2011 Third Party Manager [Member]	Dec. 31, 2011 Owned Vessels [Member]
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage	10.00%	10.00%
Yearly increase basis		12 month Euribor
Monthly management fees	$ 10,000			$ 7,000	$ 27,500	$ 35,000	$ 32,000	$ 20,400	$ 20,000	$ 25,000	$ 25,000	$ 27,000
Compensation to Management company after contract termination with Directors		140,747,000
Supervisory services per month, per vessel		20,400	20,000
Supervisory services		$ 245,000	$ 327,000
Days Required For Cancellation Written Notice For Agreement		Ten days notice
Years Required For Cancellation Written Notice For Agreement		One year notice

Transactions With Related Parties - Tsakos Shipping and Trading (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2012 Tsakos Shipping and Trading S.A. [Member]	Dec. 31, 2011 Tsakos Shipping and Trading S.A. [Member]	Sep. 30, 2011 Fourteen Vessels Delivered Between Year 2007 September 2011 [Member]
Related Party Transaction [Line Items]
Chartering commission	1.25%
Brokerage commission	1.00%
Charge fee		$ 200
Payment for the cost of design and supervision services for new buildings	$ 0		$ 2,800

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Mar. 31, 2011
Marketable securities (Abstract)
Marketable Securities	$ 2,679		$ 2,679		$ 2,534	$ 2,500
Marketable securities gain/(loss)	$ 61	$ 44	$ 145	$ 44

Vessels - Acquisitions and Sales (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment [Line Items]
Gain/(loss) on sale of vessels	$ 0	$ (801)	$ 0	$ 5,001
Opal Queen [Member]
Property Plant And Equipment [Line Items]
Vessel sale				34,000
Gain/(loss) on sale of vessels				5,802
Vergina I I [Member]
Property Plant And Equipment [Line Items]
Vessel sale				10,925
Gain/(loss) on sale of vessels				(801)
Spyros K [Member]
Property Plant And Equipment [Line Items]
Acquisition of newbuilding Spyros K				$ 73,956

Vessels - Vessels Held For Sale and Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment [Line Items]
Vessel impairment charge	$ 39,434
Vessels held for sale	43,674	44,409	0
La Madrina Carrying Value After Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	20,714
La Madrina Carrying Value Prior To Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	30,987
La Prudencia Carrying Value After Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	20,714
La Prudencia Carrying Value Prior To Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	$ 49,875

Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Deferred Charges (Abstract)
Loan fees net of accumulated amortization	$ 4,645	$ 4,036
Deferred charges consisted of dry-docking and special survey costs	$ 12,978	$ 10,672

Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt disclosure (Abstract)
Credit Facilities	$ 1,007,072	$ 1,030,798
Term Bank Loans	467,094	484,865
Total	1,474,166	1,515,663
Less - current portion	(222,092)	(196,996)
Long-term portion	$ 1,252,074	$ 1,318,667

Long Term Debt - Weighted Average Interest Rates (Table) (Details)	Jun. 30, 2012	Jun. 30, 2011
Three Months Ended
Weighted average interest rates on the executed loans	1.97%	1.65%
Six Months Ended
Weighted average interest rates on the executed loans	1.95%	1.64%

Long Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Principal Payments (Abstract)
July to December 2012	$ 61,731
2013	234,828
2014	109,174
2015	204,198
2016	211,432
2017 and thereafter	652,803
Total	$ 1,474,166	$ 1,515,663

Long Term Debt - Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Revolving Credit Facility [Member]	Jan. 31, 2012 Unused Amount Drawn Down [Member]
Number of open reducing credit facilities	7
Number of credit facilities with reducing revolving credit component and term bank loan component	2
Credit facility amount drawn down	$ 1,007,072	$ 1,030,798		$ 28,358
Libor plus spread minimum			1.24%
Libor plus spread maximum			5.19%

Long Term Debt - Term Bank Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				5 Months Ended		1 Months Ended		6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Apr. 20, 2012 Loan Of Subsidiary [Member]	Dec. 31, 2011 Loan Of Subsidiary [Member]	Jun. 30, 2012 First DP2 Suezmax Shuttle Tanker [Member]	Jan. 31, 2012 First DP2 Suezmax Shuttle Tanker [Member]	Jun. 30, 2012 Second DP2 Suezmax Shuttle Tanker [Member]	May 31, 2012 Second DP2 Suezmax Shuttle Tanker [Member]	Jun. 30, 2012 Term Bank Loans [Member]	Jun. 30, 2012 Loans Not In Compliance With Value To Loan Ratio [Member]	Dec. 31, 2011 Loans Not In Compliance With Value To Loan Ratio [Member]	Jun. 30, 2012 Prepayment For Asset Held For Sale [Member]	Dec. 31, 2011 Prepayment For Asset Held For Sale [Member]	Jun. 30, 2012 Prepayment For Other Loans [Member]	Dec. 31, 2011 Prepayment For Other Loans [Member]
Outstanding term loan balance, with balloon payments due at maturity between October 2016 and April 2022.	$ 484,865	$ 467,094
Debt at Carrying amount	1,515,663	1,474,166		48,125		73,600		73,600		844,937	621,021
Prepayment on loan			8,125
Potential Prepayment	65,410	98,631										61,241	56,855	37,390	8,555
Interest in subsidiary	51.00%
Balloon Payments		$ 715,484
Loan duration in years					8		8
Expected delivery date					First quarter of 2013		Second quarter of 2013
Libor plus spread minimum									1.23%
Libor plus spread maximum									3.24%

Interest and Finance Costs Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Financial Instruments (Abstract)
Interest expense	$ 13,389	$ 14,786	$ 25,176	$ 25,458
Less: Interest capitalized	(301)	(927)	(604)	(1,825)
Interest expense, net	13,088	13,859	24,572	23,633
Interest swap cash settlements non-hedging	1,262	981	4,226	4,372
Bunkers swap cash settlements	(589)	(1,665)	(1,405)	(2,914)
Amortization of loan fees	223	246	455	482
Bank charges	82	106	111	132
Amortization of deferred loss on de-designated financial instruments	367	873	734	1,278
Change in fair value of non-hedging financial instruments	1,678	2,545	(2,284)	(3,613)
Net total	$ 16,111	$ 16,945	$ 26,409	$ 23,370

Interest and Finance Costs Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Number of floating to fixed interest rate swaps	13		13
Number of bunker swap agreements held	3		3		3
Notional Amount of floating to fixed interest rate swaps	$ 729,813		$ 729,813
Fixed interest rate	4.67%		4.67%
Floating rate basis			six month LIBOR
Notional Amount of Hedging Interest Rate Derivatives Held	522,706		522,706
Fair value of hedging interest rate swaps	20,008		20,008		28,835
Net amount of cash flow hedges to be reclassified into earnings within 12 months	15,295		15,295
Change in fair value of non-hedging financial instruments	(1,678)	(2,545)	2,284	3,613
De-designated hedging swap loss in accumulated other comprehensive income	2,471		2,471
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	367	873	734	1,278
Future amortization of de-designated hedging swap loss in accumulated other comprehensive income			1,471
Fair value of bunker swap agreements	581	1,755	581	1,755
Change in fair value of bunker swap agreeements			1,174	1,139
Designated As Hedging Instrument [Member]
Number of floating to fixed interest rate swaps	10		10
Not Designated As Hedging Instrument [Member]
Number of floating to fixed interest rate swaps	3	3	3	3
Three Interest Rate Swaps Element [Member]
Change in fair value of non-hedging financial instruments			$ 3,458	$ 2,477

Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Common shares offered	10,000,000
Dividents declared	$ 15,362	$ 13,823
Dividends paid	15,362	13,823
Shares Offering April 18 [Member]
Price per share of 2012 public offering	$ 6.5
Net proceeds from 2012 public offering	62,659
Paid On February 14 [Member]
Dividends paid	6,931
Paid On May 21 [Member]
Dividends paid	$ 8,431

Accumulated other comprehensive loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Accumulated other comprehensive loss	$ 5,288	$ 5,417	$ 9,513	$ 9,792
Changes in fair value of financial instruments	4,861	4,544	8,634	8,470
Losses reclassified to income	367	873	734	1,278
Change in fair value of marketable securities	61	44	145	44
On Sale Of Vessel [Member]
Losses reclassified to income				506
On Dedesignation Of Interest Rate Swap [Member]
Losses reclassified to income				$ 772

Earnings per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings per Share (Abstract)
Net (loss)/income available to common stockholders	$ (5,699)	$ (18,127)	$ (14,504)	$ (8,842)
Weighted average common shares outstanding	54,341,534	46,082,284	50,275,135	46,081,888
Dilutive effect of RSUs	0	0	0	0
Weighted average common shares - diluted	54,341,534	46,082,284	50,275,135	46,081,888
Basic (loss)/earnings per common share	$ (0.1)	$ (0.39)	$ (0.29)	$ (0.19)
Diluted (loss)/earnings per common share	$ (0.1)	$ (0.39)	$ (0.29)	$ (0.19)

Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Charters-out (Abstract)
July to December 2012	$ 97,424
2013	151,826
2014	88,007
2015	55,301
2016 to 2023	131,832
Net minimum charter payments	$ 524,390

Commitments and Contingenies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 09, 2010
DP2 Suezmax Shuttle Tankers Under Construction (Abstract)
Number of time-charter agreements		2
Time charter agreement duration		15 Years
Purchase obligations (Abstract)
2012	$ 76,160
2013	114,472
2014	52,400
2015	115,280
Total of contractual purchase obligation	$ 358,312

Financial Instruments - Fair Values (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Financial Instruments (Abstract)
Cash and cash equivalents - Carrying Amount	$ 212,679	$ 175,708	$ 227,472		$ 276,637
Restricted cash - Carrying Amount	5,899	5,984
Marketable securities - Carrying Amount	2,679	2,534		2,500
Investments - Carrying Amount	1,000	1,000
Debt at Carrying amount	(1,474,166)	(1,515,663)
Cash and cash equivalents - Fair Value	212,679	175,708
Restricted cash - Fair value	5,899	5,984
Marketable securities - Fair Value	2,679	2,534
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,471,793)	$ (1,512,651)

Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments
Interest rate swaps - Liability Derivatives - Fair Value	$ 20,008	$ 28,835
Subtotal - Assets	0	0
Subtotal - Liabilities	20,008	28,835
Derivatives not designated as hedging instruments
Subtotal - Assets	581	1,755
Subtotal - Liabilities	14,733	18,193
Total derivatives - Assets	581	1,755
Total derivatives - Liabilites	34,741	47,028
Current portion of financial instruments - Fair value [Member]
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	13,826	20,421
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	7,911	8,807
Bunker swaps - Asset Derivatives - Fair Value	581	1,755
Bunker swaps - Liability Derivatives - Fair Value	0	0
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	6,182	8,414
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	$ 6,822	$ 9,386

Financial Instruments - Gain (Loss) Recognized in Accumulated OCI on Derivative (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Total	$ 5,228	$ 5,417	$ 9,368	$ 9,748
Gain Loss Recognized In Accumulated OCI On Derivative [Member]
Interest rate swaps	(1,015)	(3,879)	(1,828)	(6,326)
Total	$ (1,015)	$ (3,879)	$ (1,828)	$ (6,326)

Financial Instruments - Gain (Loss) Reclassified from Accumulated OCI into Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Derivative
Total	$ (6,243)	$ (8,912)	$ (11,196)	$ (13,285)
Depreciation expense [Member]
Derivative
Interest rate swaps	(31)	(29)	(60)	(58)
Interest and finance costs, net [Member]
Derivative
Interest rate swaps	$ (6,212)	$ (8,883)	$ (11,136)	$ (13,227)

Financial Instruments - Derivatives Not Designated as Hedging Instruments Gain (Loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Derivative
Total	$ (2,352)	$ (1,862)	$ (537)	$ 2,155
Interest and finance costs, net [Member]
Derivative
Interest rate swaps	(1,085)	(2,039)	(768)	(1,897)
Bunker swaps	$ (1,267)	$ 177	$ 231	$ 4,052

Financial Instruments - Fair Value of Assets and Liabilities Measured On Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2011
Interest rate swaps	$ (34,741)	$ (47,028)
Marketable Securities	2,679	2,534	2,500
Bunker swaps	581	1,755
Total	(31,481)	(42,739)
Quoted Prices in Active Markets for Identical Assets/ (liabilities) (Level 1) [Member]
Interest rate swaps	0	0
Marketable Securities	0
Bunker swaps	0	0
Total	0	0
Significant Other Observable Inputs Assets / (Liabilities) (Level 2) [Member]
Interest rate swaps	(34,741)	(47,028)
Marketable Securities	2,679	2,534
Bunker swaps	581	1,755
Total	(31,481)	(42,739)
Unobservable Inputs Assets/ (Liabilities) (Level 3) [Member]
Interest rate swaps	0	0
Marketable Securities	0
Bunker swaps	0	0
Total	$ 0	$ 0

Financial Instruments - Non Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Vessels held for sale (Note 4)	$ 44,409	$ 43,674	$ 0
Total	44,409	43,674
Unobservable Inputs (Level 3) [Member]
Vessels held for sale (Note 4)	44,409	43,674
Total	$ 44,409	$ 43,674

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Present value of future cash flows of one bank loan	$ 1,471,793	$ 1,512,651
Carrying amount	1,474,166	1,515,663
Present Value Of Long Term Debt [Member]
Present value of future cash flows of one bank loan	66,703
Carrying Amount Of Long Term Debt [Member]
Carrying amount	$ 69,076

Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Aug. 03, 2012	Jun. 30, 2012	Dec. 31, 2011	Jul. 02, 2012 First DP2 Suezmax Shuttle Tanker Financing [Member]	Aug. 16, 2012 Second DP2 Suezmax Shuttle Tanker Financing [Member]
Subsequent events [Line Items]
Loan duration in years				8	8
Loan amount drawn down		$ 1,474,166	$ 1,515,663	$ 13,800	$ 13,800
Quarterly dividend per share	$ 0.15